CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CAPITAL STOCK

3. CAPITAL STOCK

Capital Stock Issued

During the nine months ended September 30, 2012, we issued shares of common stock as follows:

•	We issued 84,478 shares of restricted common stock valued at approximately $88,000 to various employees for services rendered during the period.

•	We issued 9,587 shares of common stock valued at approximately $10,000 pursuant to a settlement agreement.

•	We issued 1,000,000 shares of common stock for gross proceeds of $0.5 million in a registered direct offering pursuant to a Subscription Agreement dated April 30, 2012.

•

We issued 100,000 warrants with an exercise price of $0.50 per share for offering costs related to our registered direct offering. The relative fair value of these offering costs was $23,000 and recorded to Additional Paid In Capital. We estimated the fair value of the warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 2, 2012
Expected life	1.7 years
Expected volatility	89.4%
Dividends	None
Risk-free interest rate	0.27%

•	We issued 2,537,625 shares of common stock valued at approximately $2.9 million pursuant to an exchange agreement with certain convertible debt holders.

•	We issued 6,375,000 shares of common stock valued at approximately $1.2 million in settlement of our accounts payable.

•	We issued 50,000 shares of common stock valued at approximately $11,500 to a vendor in exchange for services.

Valuation Assumptions for Stock Options

During the year ended December 31, 2011, we granted options to our employees to purchase an aggregate of 300,000 shares of our common stock, with estimated total grant-date fair values of $0.7 million. We estimate that stock-based compensation for awards not expected to be exercised is $0.2 million. During the nine months ended September 30, 2012, we recorded stock-based compensation related to stock options of $51,000. The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

January 14, 2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

•	Expected Volatility: The fair values of stock based payments were valued using a volatility factor based on our historical stock prices.

•	Expected Term: We elected to use the “simplified method” as discussed in SAB No. 107 to develop the estimate of the expected term.

•	Expected Dividend: We have not paid any dividends and do not anticipate paying dividends in the foreseeable future.

•

Risk-Free Interest Rate: We base the risk-free interest rate used on the implied yield currently available on U.S. Treasury zero coupon issues with remaining term equivalent to the expected term of the options.

Stock Option Activity

Under the 2004 Employee Stock Option Plan adopted by our board of directors (the “Plan”), our board of directors may issue incentive and non-qualified stock options to our employees. Options granted under the Plan generally expire at the end of five or ten years and vest in accordance with a vesting schedule determined by our board of directors, usually over three years from the grant date. As of September 30, 2012, we have 34,375 shares available for future grants under the Plan. We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—January 1	373	$8.65	73	$22.40
Granted at fair value	—	—	300	5.31
Exercised	—	—	—	—
Cancelled/forfeited	(169)	12.26	—	—

Outstanding—September 30	204	5.62	373	8.65

Options exercisable at September 30	84	$6.08	133	$14.69

The following table summarizes information about stock options as of September 30, 2012, (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0—$5.31	200	$5.31	8.66	$—	80	$5.31	8.66	$—
$5.32—$22.40	4	$22.40	2.42	$—	4	$22.40	2.42	$—

The aggregate intrinsic value in the table above represents the total pretax intrinsic value, based on our closing stock price of $0.26 at September 30, 2012 which would have been received by the option holders had all option holders exercised their options as of that date.

3. CAPITAL STOCK

Reverse Stock Split

On March 15, 2010, we implemented a reverse split of our common stock in ratio of one-for-forty. The reverse split was effective at 6:00 a.m. on March 15, 2010. All historical and per share amounts have been adjusted to reflect the reverse stock split.

Capital Stock Issued

During the twelve months ended December 31, 2011, we issued shares of common stock as follows:

•

We issued 2,596,500 shares of common stock and 649,128 warrants with an exercise price of $6.35 for net proceeds of $12.3 million pursuant to a securities purchase agreement dated January 26, 2011 under a private placement.

•	We issued 180,382 shares of restricted common stock valued at $0.7 million to various employees, directors, and third parties for services rendered during the period.

•	We issued 4,062 shares of common stock valued at $20,000 pursuant to a settlement agreement.

•	We issued 35,000 shares of common stock valued at $155,400 pursuant to a warrant exercise.

•

In a private placement transactions made in reliance upon an exemption from registration under rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, we issued 3,125,000 shares of common stock for net cash proceeds of $4.5 million. We issued 3,125,000 shares of common stock for net cash proceeds of $4.5 million.

During the twelve months ended December 31, 2010, we issued shares of common stock as follows:

•

We issued 2,137,642 shares of common stock for net cash proceeds of $6.2 million pursuant to an effective Registration Statement on Form S-3 (Registration No. 333- 166307) initially filed with the Securities and Exchange Commission on April 26, 2010, and amended on May 21, 2010. The Registration Statement was declared effective on May 26, 2010.

•

In a private placement transactions made in reliance upon an exemption from registration under rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, we issued 705,000 shares of common stock for net cash proceeds of $1.3 million.

•	We issued 268,587 shares of common stock valued at $1.2 million to various employees, directors, and third parties for services rendered during the period.

•	We issued 31,250 shares of common stock valued at $125,000 for fees associated with the early termination of a lease in California.

•	We issued 20,162 shares of common stock valued at $75,000 pursuant to a settlement agreement.

•	We issued 2,500 shares of common stock valued at $12,000 as a termination fee related to the Periodic Equity Investment Agreement with Cumorah Capital, Inc. dated December 8, 2008.

Valuation Assumptions for Stock Options

During the year ended December 31, 2011, we granted options to our employees to purchase an aggregate of 300,000 shares of our common stock, with estimated total grant-date fair values of $0.7 million. We estimate that stock-based compensation for awards not expected to be exercised is $0.2 million. During the three and nine months ended December 31, 2011, we recorded stock-based compensation related to stock options of $23,000 and $0.2 million, respectively. The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

Year ended December 31,
2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

•	Expected Volatility: The fair values of stock based payments were valued using a volatility factor based on our historical stock prices.

•	Expected Term: We elected to use the “simplified method” as discussed in SAB No. 107 to develop the estimate of the expected term.

•	Expected Dividend: We have not paid any dividends and do not anticipate paying dividends in the foreseeable future.

•

Risk-Free Interest Rate: We base the risk-free interest rate used on the implied yield currently available on U.S. Treasury zero-coupon issues with remaining term equivalent to the expected term of the options.

Stock Option Activity

Under the 2004 Employee Stock Option Plan adopted by our board of directors (the “Plan”), our board of directors may issue incentive and non-qualified stock options to our employees. Options granted under the Plan generally expire at the end of five or ten years and vest in accordance with a vesting schedule determined by our board of directors, usually over three years from the grant date. As of December 31, 2011, we have 34,375 shares available for future grants under the Plan. We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—beginning of year	73	$22.40	73	$22.40
Granted at fair value	300	5.31	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—

Outstanding—end of year	373	8.65	73	22.40

Options exercisable at year-end	133	$14.69	73	$22.40

The following table summarizes information about stock options as of December 31, 2011 (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0-$5.31	300	$5.31	9.2	—	60	$5.31	9.16	—
5.32 - $22.40	73	22.40	2.92	—	73	22.40	2.92	—

The aggregate intrinsic value in the table above represents the total pretax intrinsic value, based on our closing stock price of $0.96 at December 31, 2011 which would have been received by the option holders had all option holders exercised their options as of that date.

No options were granted during the year ended December 31, 2010.

Common Stock Warrants

In connection with the registered direct offering of 3,125,000 Units effective November 2011, we issued warrants to purchase 2,343,750 of our common stock. The per share exercise price of the warrants is $2.20. The warrants are exercisable at any time on or after the date that is 180 days after the initial issuance on the date of closing and will expire on a date that is five years from the date of closing.

In connection with the issue of 2,596,500 shares of common stock to accredited investors pursuant to a securities purchase agreement entered into on January 26, 2011, we issued warrants to purchase 649,128 shares of our common stock. The warrants have an exercise price of $6.35 per share and are exercisable until July 31, 2016.

A summary of warrant activity is as follows (in thousands, except per share data):

	2011		2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding— January 1,	1,273	$4.44	—	$—
Issued	2,993	3.10	1,273	4.44
Cancelled	(12)	5.28	—	—
Exercised	(35)	4.44	—	—

Outstanding—December 31,	4,219	5.09	1,273	4.44

Warrants exercisable at end of period	4,219	$3.48	1,273	$4.44